Statement of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Balance at Apr. 17, 2014
Founders' shares, issued for services rendered on April 17, 2014 at $0.0001 per share	2,000			2,000
Founders' shares, issued for services rendered on April 17, 2014 at $0.0001 per share, Shares	20,000,000
Net loss for the period			(22,689)	(22,689)
Balance at May. 31, 2014	$ 2,000		$ (22,689)	$ (20,689)
Balance, Shares at May. 31, 2014	20,000,000